Marketable debt securities - Bonds and Debentures Maturities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable debt securities
Financial liabilities	€ 187,909	€ 190,314	€ 149,398
Marketable debt securities
Marketable debt securities
Financial liabilities	246,619	217,966	228,869
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities
Marketable debt securities
Financial liabilities	219,174
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | Within one year
Marketable debt securities
Financial liabilities	38,081
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 1 to 3 years
Marketable debt securities
Financial liabilities	71,092
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | 3 to 5 years
Marketable debt securities
Financial liabilities	38,501
Marketable debt securities | Bonds and Debentures and Subordinated Liabilities | More than five years
Marketable debt securities
Financial liabilities	71,500
Marketable debt securities | Subordinated liabilities
Marketable debt securities
Financial liabilities	23,676	21,382	19,873
Marketable debt securities | Subordinated liabilities | Within one year
Marketable debt securities
Financial liabilities	580
Marketable debt securities | Subordinated liabilities | 1 to 3 years
Marketable debt securities
Financial liabilities	129
Marketable debt securities | Subordinated liabilities | 3 to 5 years
Marketable debt securities
Financial liabilities	1,341
Marketable debt securities | Subordinated liabilities | More than five years
Marketable debt securities
Financial liabilities	21,626
Marketable debt securities | Bonds and debentures
Marketable debt securities
Financial liabilities	195,498	€ 176,719	€ 183,278	€ 182,073
Marketable debt securities | Bonds and debentures | Within one year
Marketable debt securities
Financial liabilities	37,501
Marketable debt securities | Bonds and debentures | 1 to 3 years
Marketable debt securities
Financial liabilities	70,963
Marketable debt securities | Bonds and debentures | 3 to 5 years
Marketable debt securities
Financial liabilities	37,160
Marketable debt securities | Bonds and debentures | More than five years
Marketable debt securities
Financial liabilities	49,874
Marketable debt securities | Covered bonds
Marketable debt securities
Financial liabilities	85,436
Marketable debt securities | Covered bonds | Within one year
Marketable debt securities
Financial liabilities	16,009
Marketable debt securities | Covered bonds | 1 to 3 years
Marketable debt securities
Financial liabilities	29,105
Marketable debt securities | Covered bonds | 3 to 5 years
Marketable debt securities
Financial liabilities	12,287
Marketable debt securities | Covered bonds | More than five years
Marketable debt securities
Financial liabilities	28,035
Marketable debt securities | Other bonds and debentures
Marketable debt securities
Financial liabilities	110,062
Marketable debt securities | Other bonds and debentures | Within one year
Marketable debt securities
Financial liabilities	21,492
Marketable debt securities | Other bonds and debentures | 1 to 3 years
Marketable debt securities
Financial liabilities	41,858
Marketable debt securities | Other bonds and debentures | 3 to 5 years
Marketable debt securities
Financial liabilities	24,873
Marketable debt securities | Other bonds and debentures | More than five years
Marketable debt securities
Financial liabilities	€ 21,839